Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 26, 2018
Fair Value Disclosures [Abstract]
Contingently issuable shares (in shares)		9,000,000
Contingent consideration fair value adjustment	$ 46.3